INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS
NOTE 7    -        INTANGIBLE ASSETS

Intangible assets originated from the acquisition of ReVera on April 2, 2015, and the acquisition of ancosys on January 25, 2022. The following is a summary of intangible assets as of December 31, 2023 and 2022:

	As of December 31,
	2 0 2 3	2 0 2 2
Original amount:
Technology	58,227	56,916
Customer relationships	9,747	9,603
	67,974	66,519

Accumulated amortization:
Technology	22,955	17,525
Customer relationships	5,835	5,408
	28,790	22,933
Net book value	39,184	43,586

Amortization expenses amounted as following:

	Year ended December 31,
	2 0 2 3	2 0 2 2	2 0 2 1

Technology	5,430	5,426	1,918
Customer relationships	427	607	540
	5,857	6,033	2,458

Annual amortization expenses are expected as follows:

Year ending December 31,
2024	5,782
2025	5,285
2026	5,285
2027	5,285
2028	5,285
2029 and thereafter	12,262
Total	39,184